Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-term Debt, Unclassified [Abstract]
Schedule of Debt
Borrower(s)			December 31, 2014	June 30, 2015
1.	Credit Facility		585,883	540,938
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	91,500	87,000
	2.	Mas Shipping Co.	38,875	34,750
	3.	Montes Shipping Co. and Kelsen Shipping Co.	78,000	72,000
	4.	Capetanissa Maritime Corporation	50,000	47,500
	5.	Rena Maritime Corporation	47,500	45,000
	6.	Costamare Inc.	73,414	65,538
	7.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	-
	8.	Costamare Inc.	120,330	115,873
	9.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	208,826	201,185
	10.	Raymond Shipping Co. and Terance Shipping Co.	137,793	132,336
	11.	Costamare Inc.	87,820	79,130
			934,058	880,312
		Total	1,519,941	1,421,250
		Less-current portion	(192,951)	(186,889)
		Long-term portion	1,326,990	1,234,361

Schedule of Maturities of Long-Term Debt
Year ending December 31,	Amount
2015	94,259
2016	185,259
2017	227,259
2018	557,946
2019	60,396
2020 and thereafter	296,131
1,421,250